Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017 [1]
Basic earnings per share
Net earnings attributable to the Organization's common shareholders (R$ thousand)	R$ 10,035,723	R$ 7,916,635	R$ 8,157,920
Net earnings attributable to the Organization's preferred shareholders (R$ thousand)	R$ 10,987,300	R$ 8,667,280	R$ 8,931,444
Weighted average number of common shares outstanding (thousands)	4,025,988	4,025,988	4,025,988
Weighted average number of preferred shares outstanding (thousands)	4,007,025	4,007,025	4,007,025
Common shares
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.49	R$ 1.97	R$ 2.03
Preferred shares
Basic earnings per share
Basic earnings per share attributable to shareholders of the Organization (in Reais)	R$ 2.74	R$ 2.16	R$ 2.23

[1]	All share amounts presented for prior periods have been adjusted to reflect the bonus share issue approved at the Special Shareholders' Meeting held on March 11, 2019, in the proportion of two new shares for every 10 shares held.